Leases (Details)	7 Months Ended	12 Months Ended
	Jul. 24, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Right of use asset		$ 14,241,000	$ 0
Operating lease liabilities, including current portion		14,201,000	0
Operating Lease, Expense		$ 958,000	$ 0
Bareboat charter-in contract
Property Subject to or Available for Operating Lease [Line Items]
Vessel name	Navios Libra
Vessel type	Kamsarmax
Vessel capacity in DWT	82,011
Vessel year built	2019
Duration of bareboat contract	10 years
Charter hire daily rate	$ 6
Discount rate		7.00%